SHARE-BASED COMPENSATION - Additional Information (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 21, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 04, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 399,821	$ 29,287	$ 450,231	$ 80,598	$ 92,866	$ 360,379
Repricing of number of shares outstanding								253,349
Exercise price repriced								$ 1.00
Total incremental compensation cost from the modification						9,900
Incremental compensation cost from the modification related to fully vested options and was expensed as stock based compensation expense						7,078
Incremental compensation cost from the modification related to unvested options and will be recognized over the remaining service period						$ 2,822
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued	47,349
Compensation expense		$ 0		$ 0
2021 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized		608,000		608,000
Number of shares issued				419,545